Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Jun. 29, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Consolidation Policy
Net unrealized loss on energy derivative instruments			$ (333)	$ (705)
Net unrealized loss on interest rate swaps			0	(94)
Net unrealized loss and prior service cost on pension plans			(36,710)	48,514
Accumulated other comprehensive income (loss), net of tax	$ (34,292)		(37,043)	47,715
Subsidiaries [Member]
Summary of Consolidation Policy
Net unrealized loss on energy derivative instruments			(686)	(2,027)
Net unrealized loss on interest rate swaps			(5,990)	(6,307)
Net unrealized loss and prior service cost on pension plans			(164,281)	(87,405)
Accumulated other comprehensive income (loss), net of tax	$ (159,189)	$ (162,638)	$ (170,957)	$ (95,739)	$ (187,198)	$ (188,579)